Subsequent Events, Subsequent Warrant Exercises (Details) - Subsequent Event [Member] $ in Millions	3 Months Ended
Mar. 25, 2021 USD ($) shares
Subsequent Warrant Exercises [Abstract]
Proceeds from exercise of warrants | $	$ 83.4
Class A Warrants [Member]
Subsequent Warrant Exercises [Abstract]
Warrants exercised (in shares)	55,374,200
Private Placement Warrants [Member]
Subsequent Warrant Exercises [Abstract]
Warrants exercised (in shares)	57,071,360
January 5 Warrants [Member]
Subsequent Warrant Exercises [Abstract]
Warrants exercised (in shares)	94,750,000
January 12 Warrants [Member]
Subsequent Warrant Exercises [Abstract]
Warrants exercised (in shares)	137,000,000